Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net income	$ 7,821	$ 10,514	$ 19,293	$ 22,461
Other comprehensive income, net of tax
Foreign currency translation adjustments		6	33	35
Total Comprehensive Income, net of tax	7,821	10,520	19,326	22,496
Comprehensive income attributable to non-controlling interest
Comprehensive income attributable to shareholders	$ 7,821	$ 10,520	$ 19,326	$ 22,496